Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue	$ 409,000	$ 81,000
Operating expenses
Research and development	5,805,000	6,469,000
General and administrative	6,850,000	5,996,000
Severance charge	1,864,000	0
Total operating expenses	14,519,000	12,465,000
Loss from operations	(14,110,000)	(12,384,000)
Other income (expense)
Gain (loss) on warrant and derivative liabilities	37,219,000	(49,330,000)
Amortization of note discount	0	(2,636,000)
Interest expense, net	0	(233,000)
Other income (expense), net	37,219,000	(52,199,000)
Net income (loss)	23,109,000	(64,583,000)
Accretion of Series B redeemable convertible preferred stock	(1,285,000)	(618,000)
Net income (loss) attributable to common stockholders	$ 21,824,000	$ (65,201,000)
Net income (loss) per share of common stock - basic (in dollars per share)	$ 0.12	$ (0.64)
Net income (loss) per share of common stock - diluted (in dollars per share)	$ 0.07	$ (0.64)
Weighted average number of shares of common stock outstanding - basic (in shares)	187,331,969	101,201,753
Weighted average number of shares of common stock outstanding - diluted (in shares)	323,604,642	101,201,753